Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	INTERPRIVATE II ACQUISITION CORP.
Entity Central Index Key	0001839608
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 2